Document and Entity Information	Feb. 26, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Feb. 26, 2024
Entity File Number	001-38427
Entity Registrant Name	PIEDMONT LITHIUM INC.
Entity Central Index Key	0001728205
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4996461
Entity Address, Address Line One	42 E Catawba Street
Entity Address, City or Town	Belmont
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28012
City Area Code	704
Local Phone Number	461-8000
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	PLL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false